Exhibit 99.1

Capital One Auto Finance Trust
Automobile Receivable - Backed Notes
Series 2007-B

MONTHLY DISTRIBUTION REPORT

Material terms, parties or abbreviations used herein may be found in the transaction documents filed as exhibits to the Form 8-K of the registrant and Capital One Auto Finance 2007-B as Co-Registrant, filed with the Securities and Exchange Commission (the Commission) on 5/16/2007

		Payment Date:	07/16/2007
Servicer:	Capital One Auto Finance, Inc.	Prior Payment/Close Date:	06/15/2007
Seller:	Capital One Auto Receivables, LLC	Monthly Period Beginning:	06/01/2007
Depositor:	Capital One Auto Receivables, LLC	Monthly Period Ending:	06/30/2007
Indenture Trustee:	Deutsche Bank Trust Company Americas	Record Date:	07/13/2007
Owner Trustee:	Wilmington Trust Company	Coupon Accrual Begin Date:	06/15/2007
Note Insurer:	MBIA	Coupon Accrual End Date:	07/15/2007
Administrator:	Capital One Auto Finance, Inc.	Days of Interest for Period:	31
Custodian:	Capital One Auto Finance, Inc.	Days in Collection Period:	30
Guarantor:	Capital One Financial Corporation	Months Seasoned:	2
Swap C/Party:	Credit Suisse International	LIBOR (One Month):	5.32000%

	Original Note		Principal	Accelerated	Optional					Calculated
Class	Balance	Opening Balance	Payment	Principal	Principal	Closing Balance	Days	Day Basis	Interest Rate	Interest	Interest Paid
			Per $1,000	Per $1,000	Per $1,000	Note Pool Factor				Per $1,000	Per $1,000
A1	$433,000,000	$380,955,809.31	$60,783,640.89	$0.00	$0.00	$320,172,168.42	31	Actual/360	Floating Rate	$1,778,005.42	$1,778,005.42
			140.38			0.7394
A2	$454,000,000	$454,000,000.00	$0.00	$0.00	$0.00	$454,000,000.00	30	30/360	5.27000%	$1,993,816.67	$1,993,816.67
						1.0000				4.39	4.39
A3A	$331,500,000	$331,500,000.00	$0.00	$0.00	$0.00	$331,500,000.00	30	30/360	5.03000%	$1,389,537.50	$1,389,537.50
						1.0000				4.19	4.19
A3B	$331,500,000	$331,500,000.00	$0.00	$0.00	$0.00	$331,500,000.00	31	Actual/360	LIBOR + 0.00000%	$1,518,638.33	$1,518,638.33
						1.0000				4.58	4.58
A4	$450,000,000	$450,000,000.00	$0.00	$0.00	$0.00	$450,000,000.00	31	Actual/360	LIBOR + 0.03000%	$2,073,125.00	$2,073,125.00
						1.0000				4.61	4.61
TOTAL	$2,000,000,000	$1,947,955,809.31	$60,783,640.89	$0.00	$0.00	$1,887,172,168.42				$8,753,122.92	$8,753,122.92
			30.39			0.9436					4.38

Capital One Auto Finance Trust

Series 2007-B

RECONCILIATION OF COLLECTION ACCOUNT:

Available Funds:
Scheduled and Prepayment Principal Cash Received	51,594,451.75
Liquidation Proceeds Collected During Period	105,793.21
Receivables Repurchase Amounts	310,954.03
Interest Collected on Receivables	18,853,984.90
Swap Termination Account	—
Return of Excess Deposit - Prefunding Account	—
Advances from the Reserve Fund	—
Release from Reserve Fund Account	—
Investment Earnings on Trust Accounts
Collection Account	245,450.09
Transfer from Reserve Fund	130,876.53
Transfer from Pre-Funding Account	1,207,223.04
Net Swap Receipts	354,647.70
Optional Note Redemption Prepayment Amount	—
Total Available Funds		72,803,381.25

Distributions:
Trustee Fees	—
Servicing Fees	3,023,123.44
Net Swap Payments	—
Class A Noteholders’ Accrued Note Interest	8,753,122.92
Shortfall - Class A Noteholders’ Accrued Note Interest	—
Note Insurer Premium and Reimbursement Obligations due Note Insurer	243,494.00
First Allocation of Principal	—
Accrued and Unpaid Premium and Reimbursement Obligations, due Note Insurer	—
Second Allocation of Principal	60,783,640.89
Deposit/(Release) to/from Reserve Account, to Required Level	—
Swap Termination Payments	—
Other Amounts Due to the Trustee	—
Optional Note Redemption Amount / EOD Prin Pay	—
Distribution to the Equity Certificate Holder	—
Total Distributions		72,803,381.25

Capital One Auto Finance Trust

Series 2007-B

MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

Beginning of Period Aggregate Principal Balance		1,813,874,063.27
Purchase of Subsequent Receivables		—
Monthly Principal Amounts
Regular Principal Received	29,607,231.60
Prepaid Principal Received	21,987,220.15
Defaulted Receivables	171,188.80
Principal Portion of Repurchased Receivables	307,332.21
Cram Down Losses and other non-cash adjustments	2,159.73
Total Monthly Principal Amounts		52,075,132.49
End of Period Aggregate Receivables Balance		1,761,798,930.78
Pool Factor (End of Period Aggregate Receivables Balance / Original Pool Balance)		0.946104

RECONCILIATION OF PRE-FUNDING ACCOUNT:

Beginning of Period Pre-Funding Account Balance		277,499,662.91
Purchase of Subsequent Receivables	—
Investment Earnings	1,207,223.04
Investment Earning Transfer to Collection Account	(1,207,223.04)
Payment of Mandatory Prepayment Amount	—
End of Period Pre-Funding Account Balance		277,499,662.91

RECONCILIATION OF RESERVE ACCOUNT:

Beginning of Period Reserve Account balance		30,173,478.34
Deposits to Reserve Account - Subsequent Fundings		—
Subtotal		30,173,478.34
Reserve Account Requirement	30,173,478.34
Reserve Acount Shortfall / (Excess)	—
Deposit to Reserve Fund, to Required Level		—
Release from Reserve Account		—
End of Period Reserve Account Balance		30,173,478.34
Change in Reserve Account Balance from Prior Period		—
EOP Shortfall		—

Capital One Auto Finance Trust

Series 2007-B

PREFUNDED LOANS:

Purchases	Units	Cut-off Date	Closing Date	Original Pool Balance

Initial Purchase	116,384	05/03/2007	05/10/2007	$1,862,162,526.58

Subsequent Purchase #1	0			$0.00

Subsequent Purchase #2	0			$0.00

Subsequent Purchase #3	0			$0.00

Total	116,384			$1,862,162,526.58

ASSET PERFORMANCE:

Monthly Period And Cumulative number of Receivables Calculation:

	Cumulative	Current
Beginning Number of Receivables	116,384	114,640
Number of Subsequent Receivables Purchased	0	0
Number of Receivables Defaulted During Period	8	8
Number of Receivables Becoming Purchased Receivables During Period	118	16
Number of Receivables Paid-Off During Period	3,467	1,825
Ending Number of Receivables	112,791	112,791

Statistical Data (Current and Historical):

		Total, Incl. Subseq.
	Initial	Additions	Prev. Month	Current
Weighted Average APR of the Receivables	11.94%	11.94%	11.98%	12.01%
Weighted Average Remaining Term	60.82	60.82	60.54	59.80
Weighted Average Original Term	66.83	66.83	66.83	66.83
Average Receivable Balance	16,000.16	16,000.16	15,822.35	15,620.03

Receivables with Scheduled Payment Delinquent

(excludes repossessed assets)

	Units	Dollars	Percentage
31-60 days	2,582	37,852,348	2.09%
61-90 days	463	7,007,347	0.39%
over 90 days	2	111,112	0.01%
Receivables Delinquent More than 60 Days at End of Period	465	7,118,459	0.39%

	Units	Dollars	Percentage
Total Repossessed Assets at End of Collection Period	92	1,617,245	0.09%

Capital One Auto Finance Trust

Series 2007-B

PERFORMANCE TESTS:

Delinquency Ratio:
Receivables with Scheduled Payment Delinquent More Than 60 Days at the End of Period	7,118,458.74
Beginning of Period Principal Balance	1,813,874,063.27
Delinquency Ratio		0.39%
Previous Monthly Period Delinquency Ratio		0.02%
Second Previous Monthly Period Delinquency Ratio		0%
3 Month Average Delinquency Ratio		0.20%

Compliance with Accelerated Reserve Fund Trigger? Three Month Average Delinquency Ratio for Period 2 < 5.50%?	Yes
Is there a Reserve Account Increase Condition?	No
Compliance with Insurance Agreement Event of Default Trigger? Three Month Average Delinquency Ratio for Period 2 < 6.50%?	Yes

Cumulative Net Charge-off Rate:
Net Losses since the Initial Cut-off Date (Beginning of Period)		350.33
Receivables becoming Defaulted Receivables during period	171,188.80
Cram Down Losses and other non-cash adjustments occurring during period	2,159.73
Liquidation Proceeds collected during period	105,793.21
Net Losses during period	67,555.32
Net Losses since Initial Cut-off Date (End of Period)		67,905.65
Cumulative Net Loss Ratio (Net Losses since the Initial Cut-off Date) / (Original Aggregrate Principal Balance )		0.00%

Compliance with Accelerated Reserve Fund Trigger? Cumulative Net Loss Ratio for Period 2 < N/A?	Yes
Is there a Reserve Account Increase Condition?	No
Compliance with Insurance Agreement Event of Default Trigger? Cumulative Net Loss Ratio for Period 2 < N/A?	Yes

Extension Rate:
Number of Receivables extended during current period	173
Beginning of Period Loans Outstanding	114,640
Extension Rate		0.15%
Previous Monthly Extension Rate		0.10%
Second previous Monthly Extension Rate		0%
Average Extension Rate		0.13%

Compliance with Extension Test? (Pass is an Average Extension Rate less than 4%)	Yes

Capital One Auto Finance Trust

Series 2007-B

OFFICER’S CERTIFICATION:

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Report as dated below.

OFFICERS’ CERTIFICATE

The undersigned hereby certifies that he or she is an Authorized Officer of Capital One Auto Finance, Inc. (the “Servicer”) and this Monthly Servicer Report complies with the requirements of, and is being delivered pursuant to, the Servicing Agreement dated as of May 10, 2007, as amended, by and among Capital One Auto Receivables, LLC, as Seller, the Servicer, Capital One Auto Finance 2007-B, as Issuer, and Deutsche Bank Trust Company Americas, as Indenture Trustee.

CAPITAL ONE AUTO FINANCE, INC.
as Servicer

By:	/s/ Steve Richter
Name:	Steve Richter
Title:	Authorized Officer
Date:	07/11/2007